Annual Fund Operating Expenses - Class ACIS - DWS Intermediate Tax-Free Fund	Oct. 01, 2021
Class A
Operating Expenses:
Management fee	0.32%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.22%
Total annual fund operating expenses	0.78%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.75%
Class C
Operating Expenses:
Management fee	0.32%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual fund operating expenses	1.53%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.50%
INST Class
Operating Expenses:
Management fee	0.32%
Distribution/service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.54%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.50%
Class S
Operating Expenses:
Management fee	0.32%
Distribution/service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.61%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.50%